General and Description of the Business (Detail) - Successor [Member]	Apr. 08, 2015 shares	Nov. 14, 2014 $ / shares shares	Nov. 11, 2014 $ / shares shares	Feb. 01, 2013 USD ($)	Dec. 31, 2014	Feb. 01, 2013 EUR (€)
Entity Information [Line Items]
Ownership percentage					100.00%
Consideration transferred, equity interests issued and issuable				$ 1,350,000,000
Axalta Coating Systems Dutch Co. Top Cooperatief U.A. [Member]
Entity Information [Line Items]
Ownership percentage					100.00%
Axalta Coating Systems Dutch Holdings A B.V. [Member]
Entity Information [Line Items]
Ownership percentage					100.00%
The Carlyle Group L.P. [Member]
Entity Information [Line Items]
Consideration transferred, equity interests issued and issuable				1,350,000,000
Over-Allotment Option [Member] | The Carlyle Group L.P. [Member]
Entity Information [Line Items]
Number of shares issued in transaction | shares	6,000,000
Common Stock [Member] | IPO [Member]
Entity Information [Line Items]
Number of shares issued in transaction | shares		50,000,000	57,500,000
Sale price per share | $ / shares		$ 19.50	$ 19.50
Common Stock [Member] | Over-Allotment Option [Member]
Entity Information [Line Items]
Number of shares issued in transaction | shares		7,500,000
Secured Debt [Member] | Dollar Term Loan Due 2020 [Member]
Entity Information [Line Items]
Debt instrument, face amount				$ 2,300,000,000
Secured Debt [Member] | Euro Term Loan Due 2020 [Member]
Entity Information [Line Items]
Debt instrument, face amount | €						€ 400,000,000
Secured Debt [Member] | 5.750% Senior Secured Notes Due 2021 [Member]
Entity Information [Line Items]
Debt instrument, face amount | €						€ 250,000,000
Debt instrument, interest rate, stated percentage				5.75%		5.75%
Unsecured Debt [Member] | 7.375% Senior Unsecured Notes Due 2021 [Member]
Entity Information [Line Items]
Debt instrument, face amount				$ 750,000,000
Debt instrument, interest rate, stated percentage				7.375%		7.375%